Operating expense - Narrative (Details) $ in Millions	3 Months Ended
Mar. 31, 2023 USD ($)
Disclosure Of Detailed Information About Expenses By Nature [Line Items]
Increase (Decrease) In Sales and Marketing Expense	$ 1.7
Increase (Decrease) In Share-Based Compensation	$ 1.3